Convertible Notes Payables - Schedule of Measurement Inputs (Details) - $ / shares						1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 23, 2026	Nov. 30, 2025	Nov. 12, 2025	Jul. 12, 2025	Jun. 12, 2025	Sep. 03, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)						$ 9.66
Volatility (in Dollars per share)						$ 65
Discount Rate						20.00%
Risk free rate of return						3.62%
Term to maturity (years)						1 year
Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)		$ 5.92	$ 5.92	$ 21.43	$ 10		$ 0.28	$ 1.92
Volatility (in Dollars per share)		$ 60	$ 60	$ 45	$ 45			$ 70
Discount Rate		20.00%	20.00%	40.00%	40.00%		27.00%	20.00%
Risk free rate of return		3.73%	3.73%	4.32%	4.20%
Term to maturity (years)		1 year	1 year	4 months 24 days	1 month 13 days
Convertible Notes Assumptions [Member]
Schedule of Measurement Inputs [Line Items]
Stock Price (in Dollars per share)	$ 4.13						$ 0.28
Volatility (in Dollars per share)	$ 110						$ 100
Discount Rate	25.00%						26.68%
Risk free rate of return	3.50%						3.97%
Term to maturity (years)	1 year						6 months 21 days
Minimum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Volatility (in Dollars per share)							$ 0.90
Risk free rate of return							3.76%	3.48%
Term to maturity (years)							2 months 4 days	8 months 4 days
Maximum [Member] | Convertible Notes [Member]
Schedule of Measurement Inputs [Line Items]
Volatility (in Dollars per share)							$ 95
Risk free rate of return							3.90%	3.52%
Term to maturity (years)							4 months 13 days	10 months 13 days